Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SSGA Active Trust
Entity Central Index Key	0001516212
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000256834
Shareholder Report [Line Items]
Fund Name	SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Bridgewater All Weather ETF
Trading Symbol	ALLW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR® Bridgewater All Weather ETF (the "Fund") for the period of March 6, 2025 (commencement of operations) through October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® Bridgewater All Weather ETF	$56	0.80%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period was characterized by positive returns for most asset classes. As a balanced, multi-asset allocation, for any given period the Fund’s performance will generally reflect the aggregate returns across major asset classes over that time horizon. Since launch, the largest contributors to performance were from global equities and gold, with relatively muted contributions from the fixed income and broad commodity portion of the portfolio. While the Fund delivered more stable results than its all-equity benchmark (MSCI ACWI IMI Index) – the equity market rally during the second quarter of 2025 led to Fund underperformance relative to the benchmark, with the gap shrinking towards the end of the period due to the renewed gold rally in the third quarter of 2025. Fund positioning was little changed throughout the period, consistent with its objective of maintaining a balanced inflation to growth and inflation over time.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	ALLW	MSCI ACWI Index	MSCI ACWI IMI Index
03/05/25	$10,000	$10,000	$10,000
03/31/25	$10,054	$9,651	$9,660
04/30/25	$10,040	$9,741	$9,750
05/31/25	$10,091	$10,301	$10,314
06/30/25	$10,385	$10,764	$10,782
07/31/25	$10,392	$10,910	$10,925
08/31/25	$10,690	$11,179	$11,223
09/30/25	$11,115	$11,584	$11,609
10/31/25	$11,438	$11,843	$11,846

Average Annual Return [Table Text Block]
Name	Since Inception 03/05/25
ALLW	14.38%Footnote Reference*
MSCI ACWI Index	18.43%
MSCI ACWI IMI Index	18.46%

Performance Inception Date	Mar. 05, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 650,511,820
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 1,411,179
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 10/31/2025

Total Net Assets$650,511,820 Number of Portfolio Holdings74 Portfolio Turnover Rate99% Total Advisory Fees Paid$1,411,179
Holdings [Text Block]

Top Security Types

Assets	%
U.S. Treasury Obligations	38.0%
Short-Term Investments	37.5%
Mutual Funds and Exchange Traded Products	20.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
State Street SPDR Portfolio S&P 500 ETF	13.6%
U.S. Treasury Bills, 3.74%, due 04/09/26	5.3%
SPDR Portfolio Emerging Markets ETF	4.2%
U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35	3.9%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	3.6%
U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	3.5%
U.S. Treasury Inflation-Indexed Notes, 1.38%, due 07/15/33	3.1%
U.S. Treasury Inflation-Indexed Notes, 1.13%, due 01/15/33	3.0%
SPDR S&P China ETF	2.9%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/35	2.7%

Material Fund Change [Text Block]
C000253656
Shareholder Report [Line Items]
Fund Name	SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Galaxy Digital Asset Ecosystem ETF
Trading Symbol	DECO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR® Galaxy Digital Asset Ecosystem ETF (the "Fund") for the period of November 1, 2024 through October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® Galaxy Digital Asset Ecosystem ETF	$90	0.65%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The portfolio navigated a volatile year marked by shifting policy dynamics, including tariff uncertainty and the early-year DeepSeek-related sell-off that pressured both Artificial Intelligence ("A.I.") and crypto equities. Market sentiment improved mid-year as Bitcoin reached new highs, supported by ETF inflows and greater regulatory clarity following the passage of the GENIUS Act. Companies advancing the transition from Bitcoin mining to A.I. and high-performance computing infrastructure were key performance drivers, alongside positions in blockchain-based financial technology and tokenization platforms. Later in the year, fiscal expansion and a weaker U.S. dollar revived the debasement trade, supporting digital asset equities. Portfolio positioning emphasized firms with recurring-revenue potential from compute infrastructure while maintaining selectivity amid extended valuations and policy uncertainty tied to trade and interest rate expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	DECO	MSCI ACWI Index
09/09/24	$10,000	$10,000
09/30/24	$11,317	$10,562
10/31/24	$12,639	$10,325
11/30/24	$15,599	$10,711
12/31/24	$13,101	$10,457
01/31/25	$14,711	$10,808
02/28/25	$12,304	$10,743
03/31/25	$9,858	$10,319
04/30/25	$10,392	$10,415
05/31/25	$11,986	$11,014
06/30/25	$15,256	$11,508
07/31/25	$15,663	$11,664
08/31/25	$15,899	$11,952
09/30/25	$19,912	$12,385
10/31/25	$22,444	$12,662

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 09/09/24
DECO	77.58%	102.91%
MSCI ACWI Index	22.64%	22.95%

Performance Inception Date	Sep. 09, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 15,995,076
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 62,651
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 10/31/2025

Total Net Assets$15,995,076 Number of Portfolio Holdings28 Portfolio Turnover Rate130% Total Advisory Fees Paid$62,651
Holdings [Text Block]

Top Industries

Industries	%
Software	37.6%
Mutual Funds and Exchange Traded Products	18.7%
Semiconductors & Semiconductor Equipment	11.8%
Capital Markets	9.7%
Financial Services	7.3%
Electrical Equipment	6.1%
Interactive Media & Services	3.2%
Banks	3.0%
Consumer Finance	0.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Core Scientific, Inc.	20.1%
iShares Bitcoin Trust ETF	15.1%
Riot Platforms, Inc.	7.6%
Vertiv Holdings Co., Class A	4.1%
Micron Technology, Inc.	4.1%
Cleanspark, Inc.	4.0%
Applied Materials, Inc.	3.4%
Cipher Mining, Inc.	3.2%
JPMorgan Chase & Co.	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%

Material Fund Change [Text Block]
C000253658
Shareholder Report [Line Items]
Fund Name	SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Galaxy Hedged Digital Asset Ecosystem ETF
Trading Symbol	HECO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR® Galaxy Hedged Digital Asset Ecosystem ETF (the "Fund") for the period of November 1, 2024 through October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® Galaxy Hedged Digital Asset Ecosystem ETF	$113	0.89%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The portfolio experienced similar market dynamics to its unhedged counterpart, with early-year weakness from the DeepSeek-driven sell-off and mid-year recovery supported by Bitcoin strength, ETF inflows, and regulatory progress under the GENIUS Act. Artificial Intelligence and HPC infrastructure themes remained central, as miners repurposing sites for compute leasing were top contributors. Tariff-related volatility and policy uncertainty persisted, creating hedging challenges despite disciplined management through covered calls and protective puts. The overlay helped mitigate downside risk while partially capping upside in strong markets. Fiscal expansion and a weaker dollar fueled renewed demand for hard assets, benefiting digital asset equities. Throughout the period, the portfolio maintained hedge coverage near the middle-to-upper end of its range, balancing participation in the rally with a focus on preserving capital and reducing exposure to macro-driven drawdowns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	HECO	MSCI ACWI Index
09/09/24	$10,000	$10,000
09/30/24	$11,187	$10,562
10/31/24	$12,399	$10,325
11/30/24	$15,214	$10,711
12/31/24	$12,865	$10,457
01/31/25	$14,463	$10,808
02/28/25	$12,199	$10,743
03/31/25	$9,861	$10,319
04/30/25	$10,366	$10,415
05/31/25	$11,376	$11,014
06/30/25	$13,799	$11,508
07/31/25	$14,133	$11,664
08/31/25	$14,247	$11,952
09/30/25	$17,119	$12,385
10/31/25	$19,080	$12,662

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 09/09/24
HECO	53.88%	76.03%
MSCI ACWI Index	22.64%	22.95%

Performance Inception Date	Sep. 09, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 96,217,047
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 825,464
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 10/31/2025

Total Net Assets$96,217,047 Number of Portfolio Holdings63 Portfolio Turnover Rate141% Total Advisory Fees Paid$825,464
Holdings [Text Block]

Top Industries

Industries	%
Software	38.0%
Mutual Funds and Exchange Traded Products	18.3%
Semiconductors & Semiconductor Equipment	11.8%
Capital Markets	9.9%
Financial Services	7.5%
Electrical Equipment	6.1%
Interactive Media & Services	3.2%
Banks	3.1%
Consumer Finance	0.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Core Scientific, Inc.	20.2%
iShares Bitcoin Trust ETF	14.6%
Riot Platforms, Inc.	7.8%
Cleanspark, Inc.	4.2%
Micron Technology, Inc.	4.1%
Vertiv Holdings Co., Class A	4.1%
Applied Materials, Inc.	3.4%
Cipher Mining, Inc.	3.2%
JPMorgan Chase & Co.	3.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%

Material Fund Change [Text Block]
C000253657
Shareholder Report [Line Items]
Fund Name	SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Galaxy Transformative Tech Accelerators ETF
Trading Symbol	TEKX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR® Galaxy Transformative Tech Accelerators ETF (the "Fund") for the period of November 1, 2024 through October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® Galaxy Transformative Tech Accelerators ETF	$81	0.65%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Artificial Intelligence ("A.I.") and compute infrastructure remained central performance drivers over the 12-month period. The year began with the DeepSeek-related pullback and investor rotation away from high-multiple A.I. names, but sentiment recovered as hyperscalers expanded capital expenditure and A.I. adoption broadened. Tariff uncertainty and supply chain disruptions introduced volatility, particularly in semiconductor and power equipment holdings, though underlying demand for compute and energy infrastructure stayed resilient. The portfolio benefited from exposure to companies enabling A.I. data center development and grid modernization as power constraints became a defining industry theme. Increased investment in memory, connectivity, and advanced manufacturing also supported performance as the industry entered a new phase of scaling to meet global A.I. demand. Overall, the strategy remained focused on transformative technologies supporting the scaling of A.I., connectivity, and power systems amid a rapidly evolving global investment cycle.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	TEKX	MSCI ACWI Index
09/09/24	$10,000	$10,000
09/30/24	$11,626	$10,562
10/31/24	$12,285	$10,325
11/30/24	$13,845	$10,711
12/31/24	$11,554	$10,457
01/31/25	$12,617	$10,808
02/28/25	$10,883	$10,743
03/31/25	$8,994	$10,319
04/30/25	$9,402	$10,415
05/31/25	$10,830	$11,014
06/30/25	$13,150	$11,508
07/31/25	$13,570	$11,664
08/31/25	$13,986	$11,952
09/30/25	$16,733	$12,385
10/31/25	$18,416	$12,662

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 09/09/24
TEKX	49.91%	70.66%
MSCI ACWI Index	22.64%	22.95%

Performance Inception Date	Sep. 09, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 2,669,622
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 22,393
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 10/31/2025

Total Net Assets$2,669,622 Number of Portfolio Holdings35 Portfolio Turnover Rate124% Total Advisory Fees Paid$22,393
Holdings [Text Block]

Top Ten Industries

Industries	%
Software	33.5%
Electrical Equipment	15.5%
Semiconductors & Semiconductor Equipment	9.2%
Financial Services	9.0%
Electric Utilities	5.8%
Electronic Equipment, Instruments & Components	3.4%
Capital Markets	3.1%
Multi-Utilities	2.8%
Specialized REITs	2.6%
Oil, Gas & Consumable Fuels	2.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Core Scientific, Inc.	18.3%
Riot Platforms, Inc.	5.9%
Strategy, Inc., Class A	3.9%
Hubbell, Inc.	3.8%
Applied Materials, Inc.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Vertiv Holdings Co., Class A	3.4%
Entergy Corp.	3.1%
Visa, Inc., Class A	3.1%
Microsoft Corp.	3.0%

Material Fund Change [Text Block]
C000255285
Shareholder Report [Line Items]
Fund Name	SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SSGA IG Public & Private Credit ETF
Trading Symbol	PRIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR® SSGA IG Public & Private Credit ETF (the "Fund") for the period of February 27th, 2025 (commencement of operations) through October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® SSGA IG Public & Private Credit ETF	$49	0.70%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Expectations of an economic soft landing that would open the door to additional U.S. Federal Reserve Funds rate cuts served to reduce interest rates, steepen the yield curve, and moderately tighten credit spreads, especially in the investment grade public and private credit markets. The Fund’s overweight allocation to investment grade public and private credit was the primary driver of the Fund’s out-performance during the reporting period, with the Fund’s yield curve steepening bias adding to Fund performance, and its underweight in government agency spread product detracting from Fund performance. The Fund used treasury futures and FX forwards to actively manage duration and hedge FX risk back to the USD during the reporting period. The Fund’s use of treasury futures detracted from Fund performance relative to the Index, while its FX forwards effectively hedged FX risk back to the USD.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	PRIV	Bloomberg U.S. Aggregate Bond Index
02/26/25	$10,000	$10,000
02/28/25	$10,025	$10,027
03/31/25	$10,030	$10,030
04/30/25	$10,057	$10,070
05/31/25	$10,015	$9,998
06/30/25	$10,181	$10,151
07/31/25	$10,168	$10,125
08/31/25	$10,325	$10,246
09/30/25	$10,429	$10,357
10/31/25	$10,493	$10,422

Average Annual Return [Table Text Block]
Name	Since Inception 02/26/25
PRIV	4.93%Footnote Reference*
Bloomberg U.S. Aggregate Bond Index	4.22%

Performance Inception Date	Feb. 26, 2025
Material Change Date	Oct. 31, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 195,425,188
Holdings Count | Holding	211
Advisory Fees Paid, Amount	$ 451,739
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 10/31/2025

Total Net Assets$195,425,188 Number of Portfolio Holdings211 Portfolio Turnover Rate57% Total Advisory Fees Paid$451,739
Holdings [Text Block]

Top Ten Industries

Industries	%
U.S. Government Agency Obligations	23.1%
U.S. Treasury Obligations	12.5%
Mortgage-Backed Securities	8.3%
Asset-Backed Securities	7.8%
Private Credit Securities	7.8%
Banks	5.1%
Software	3.9%
Electric	2.7%
Aerospace & Defense	2.4%
Pharmaceuticals	2.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 3.88%, due 06/30/30	7.2%
Federal Home Loan Mortgage Corp., 3.50%, due 07/01/52	4.4%
Federal Home Loan Mortgage Corp., 5.00%, due 05/01/55	4.0%
Federal National Mortgage Association, 3.00%, due 03/01/52	4.0%
U.S. Treasury Bonds, 4.75%, due 08/15/55	3.5%
Federal National Mortgage Association, 5.00%, due 10/01/55	3.1%
Federal Home Loan Mortgage Corp., 2.50%, due 05/01/51	2.4%
OBX Trust, Class A1, 5.52%, due 03/25/65	2.1%
A&D Mortgage Trust, Class A1, 5.23%, due 10/25/70	1.8%
Federal Home Loan Mortgage Corp., 5.00%, due 07/01/55	1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended October 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective March 21, 2025 (the “Effective Date”), the Fund’s name changed from the SPDR SSGA Apollo IG Public & Private Credit ETF to the SPDR SSGA IG Public & Private Credit ETF. This change will not result in any changes to the Fund’s Investment Objective, Principal Investment Strategy or Principal Risks of investing in the Fund described in the Fund’s Prospectus.

Material Fund Change Name [Text Block]

Effective March 21, 2025 (the “Effective Date”), the Fund’s name changed from the SPDR SSGA Apollo IG Public & Private Credit ETF to the SPDR SSGA IG Public & Private Credit ETF. This change will not result in any changes to the Fund’s Investment Objective, Principal Investment Strategy or Principal Risks of investing in the Fund described in the Fund’s Prospectus.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended October 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000262892
Shareholder Report [Line Items]
Fund Name	State Street Short Duration IG Public & Private Credit ETF
Trading Symbol	PRSD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Short Duration IG Public & Private Credit ETF (the "Fund") for the period of September 10, 2025 (commencement of operations) through October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Short Duration IG Public & Private Credit ETF	$8	0.59%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	How did the Fund perform last year and what affected its performance? Performance information is not provided since the Fund has less than six months of operations.
AssetsNet	$ 25,092,426
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 21,068
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 10/31/2025

Total Net Assets$25,092,426 Number of Portfolio Holdings105 Portfolio Turnover Rate5% Total Advisory Fees Paid$21,068
Holdings [Text Block]

Top Ten Industries

Industries	%
U.S. Treasury Obligations	32.0%
Asset-Backed Securities	13.8%
Private Credit Securities	7.8%
Mortgage-Backed Securities	7.7%
U.S. Government Agency Obligations	4.5%
Banks	3.4%
Software	2.8%
Electric	2.7%
Oil & Gas	1.8%
Pipelines	1.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 3.75%, due 12/31/28	16.0%
U.S. Treasury Notes, 3.63%, due 08/15/28	16.0%
Morgan Stanley Residential Mortgage Loan Trust, Class A1, 5.96%, due 03/25/70	3.8%
PK ALIFT Loan Funding 3 LP, Class D, 7.49%, due 09/15/39	2.9%
Federal National Mortgage Association, 5.00%, due 01/01/40	2.5%
Toyota Auto Receivables Owner Trust, Class A3, 4.83%, due 10/16/28	2.5%
GM Financial Consumer Automobile Receivables Trust, Class A3, 4.40%, due 08/16/29	2.4%
MF1 Trust, Class C, 6.97%, due 08/18/41	2.0%
Fiserv, Inc., 3.20%, due 07/01/26	2.0%
Federal National Mortgage Association, 5.00%, due 09/01/40	2.0%

Material Fund Change [Text Block]